Organization and principal activities - Subsidiaries and Consolidated VIE's (Details)	12 Months Ended
Dec. 31, 2023
Zhiyunzhong (Shanghai) Technology Co., Ltd. ("Shanghai OptAim")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Shanghai Myhayo Technology Co., Ltd. ("Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
Anhui Myhayo Technology Co., Ltd. ("Anhui Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
Tetris Media Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive Asia Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
China Search (Asia) Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive (Singapore) Pte. Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Data Technology (Beijing) Limited ("Beijing WFOE")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Search Asia Technology (Shenzhen) Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Performance Media Group Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
CMRS Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Beyond Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
CruiSo Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris Information Technology (Shanghai) Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim (Beijing) Information Technology Co., Ltd. ("OptAim WFOE")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
VIE direct or indirect ownership (as a percent)	100.00%
Anhui Zhiyunzhong Information Technology Co., Ltd. ("OptAim Anhui")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris (Shanghai) Data Technology Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Xi'an Changzhan Information Technology Ltd. ("Xian Changyi")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Optimal Power Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%